U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 24F-2
                     Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

           Read instructions at end of Form before preparing Form.
                        Please print or type.

1.   Name and address of issuer:

     The DLB Fund Group
     One Memorial Drive
     Cambridge, Massachusetts  02142

2.   Name of each series or class of funds for which this notice is filed:

     DLB Fixed Income Fund
     DLB Global Small Capitalization Fund
     DLB Value Fund
     DLB Mid Capitalization Fund

3.   Investment Company Act File Number:  811-08690

     Securities Act File Number:  33-82336

4.   Last day of fiscal year for which this notice is filed:

     December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6).

     N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     0 shares

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     0 shares

9.   Number and aggregate sale price of securities sold during the fiscal year:

     3,510,003 shares
     $35,100,030

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     3,510,003 shares
     $35,100,030

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     64,932 shares
     $680,002

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold
          during the fiscal year in reliance on
          rule 24f-2 (from Item 10):                       $    35,100,030

     (ii) Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 11, if applicable):              +      680,002


  (iii)  Aggregate price of shares redeemed or
         repurchased during the fiscal year
         (if applicable):                                   -          N/A


   (iv) Aggregate price of shares redeemed or
        repurchased and previously applied as
        a reduction to filing fees pursuant to
        rule 24e-2 (if applicable):                         +          N/A


   (v)  Net aggregate price of securities sold
        and issued during the fiscal year in
        reliance on rule 24f-2 [line (i), plus
        line (ii), less line (iii), plus line
        (iv)] (if applicable):                                  35,780,032


   (vi) Multiplier prescribed by Section 6(b) of
        the Securities Act of 1933 or other
        applicable law or regulation (see Instruction
        C.6):                                               x       1/2900


  (vii) Fee due [line (i) or line (v) multiplied by
        line (vi)]:                                                 12,338

Instruction:   Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
     Informal and Other Procedures (17 CFR 202.3a).           X


     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     February 28, 1996


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*         /s/Ronald E. Gwozdz
                                  Ronald E. Gwozdz, President


Date   February 29, 1996


  *Please print the name and title of the signing officer below the signature.